Basis of presentation and description of business (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Number of operating segment | segment			1		1
Number of reportable segment | segment			1		1
Revenue	$ 70,404	$ 54,568	$ 193,025	$ 147,006	$ 204,027	$ 146,562
The Americas
Disaggregation of Revenue [Line Items]
Revenue	54,631	42,459	149,806	112,980	156,259	117,454
Europe, Middle East, India, and Africa
Disaggregation of Revenue [Line Items]
Revenue	11,754	9,313	32,483	25,972	36,235	20,536
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	$ 4,019	$ 2,796	$ 10,736	$ 8,054	$ 11,533	$ 8,572